OTHER ACCOUNTS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2013
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]
	December 31,
	2013	2012

Accrued expenses	$403	$896
Employees	176	359

	$579	$1,255